Condensed Consolidated Statements of Changes in Stockholders' Equity (unaudited) (Parenthetical)	12 Months Ended
Dec. 31, 2023
Statement of Stockholders' Equity [Abstract]
Accounting Standards Update [Extensible Enumeration]	Accounting Standards Update 2020-06